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                     SUPPLEMENT DATED OCTOBER 18, 2006 TO

                       PROSPECTUS DATED MAY 1, 2006 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The following revisions to the prospectus are made effective November 6, 2006:

Guaranteed Minimum Withdrawal Benefit Under the Guaranteed Minimum Withdrawal Benefit for Life Rider

On page 84 of the prospectus, the first paragraph in the "Reset" provision located in the "Guaranteed Minimum Withdrawal Benefit Under the Guaranteed Minimum Withdrawal Benefit for Life Rider" section is replaced with the following:

       For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

       For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

Payment Protection with Commutation Immediate and Deferred Variable Annuity
Rider

On page 127 of the prospectus, the first paragraph in the "Reset of Benefit Base" provision under the "Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider" section is replaced with the following:

       For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

       For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.